Summary of Significant Accounting Policies (Expenses Associated with Foreclosed Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Real Estate Properties [Line Items]
Net loss (gain) on sales of real estate	$ (53)	$ 54	$ 649
Total foreclosed real estate expense	402	422	1,335
Foreclosed [Member]
Real Estate Properties [Line Items]
Operating expenses, net of rental income	455	279	429
Losses on write-down on foreclosed real estate	0	89	257
Net loss (gain) on sales of real estate	$ (53)	$ 54	$ 649